Document and Entity Information	18 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Kat Gold Holdings Corp.
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001412126
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	459,644,500
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 23,391	$ 6,309
Security deposits	6,050	6,050	10,750
TOTAL CURRENT ASSETS	29,441	12,359	10,750
TOTAL ASSETS	29,441	12,359	10,750
CURRENT LIABILITIES
Due to related party	68,553
Outstanding checks in excess of bank balance			71
TOTAL CURRENT LIABILITIES	68,553		71
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	459,645	298,645	163,645
Additional paid in capital	148,182,204	132,189,630	113,312,040
Deficit accumulated during the development stage	(148,680,960)	(132,475,916)	(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	(39,113)	12,359	10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 29,441	$ 12,359	$ 10,750

BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	459,644,500	459,644,500	298,644,500
Common stock, shares outstanding	459,644,500	459,644,500	298,644,500

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		73 Months Ended	79 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages						121,299	121,299	121,299
Geologist and geophysicist						105,579	105,579	105,579
Accounting and legal	25,723	68,845	37,131	87,635	80,567	185,943	266,510	303,641
Office and other expenses	8,852	343	15,873	614	343	13,685	14,028	29,901
Vehicle expenses						6,692	6,692	6,692
Claim option expenses					30,000	22,500	52,500	52,500
Drilling and excavation	10,451		52,040			189,280	189,280	241,320
Travel and entertainment						16,429	16,429	16,429
Assay and related						66,649	103,599	103,599
Total expenses	45,026	69,188	105,044	88,249	110,910	728,056	875,916	980,960
Loss from operations	(45,026)	(69,188)	(105,044)	(88,249)	(110,910)	(728,056)	(875,916)	(980,960)
Impairment of mineral rights and properties purchased from related party	(16,100,000)		(16,100,000)		(18,900,000)		(18,900,000)	(35,000,000)
Impairment of Handcamp division property purchase						(112,700,000)	(112,700,000)	(112,700,000)
Total impairments	(16,100,000)		(16,100,000)		(18,900,000)	(112,700,000)	(131,600,000)	(147,700,000)
Loss before income taxes	(16,145,026)	(69,188)	(16,205,044)	(88,249)	(19,010,910)	(113,428,056)	(132,475,916)	(148,680,960)
Provision for income taxes
NET LOSS	$ (16,145,026)	$ (69,188)	$ (16,205,044)	$ (88,249)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,680,960)
Basic and fully diluted net loss per share	$ (0.0541)	$ (0.0004)	$ (0.0543)	$ (0.0005)	$ (0.11)	$ (1.36)	$ (1.01)	$ (0.94)
Weighted average common shares outstanding	298,644,500	163,644,500	298,644,500	163,644,500	176,582,000	83,144,500	131,647,854	158,957,412

STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Retained Deficit	Total
Beginning Balance, amount at Dec. 04, 2005	$ 2,645	$ 36,950	$ (36,950)	$ 2,645
Beginning Balance, shares at Dec. 04, 2005	2,644,500			2,644,500
Expenditures made by related party on Company's behalf		736,090		736,090
Purchase of Hancamp division property, shares	161,000,000			161,000,000
Purchase of Hancamp division property, value	161,000	112,539,000		112,700,000
Net loss for the period			(113,428,056)	(113,428,056)
Ending Balance, amount at Dec. 31, 2010	163,645	113,312,040	(113,465,006)	10,679
Ending Balance, shares at Dec. 31, 2010	163,644,500			163,644,500
Expenditures made by related party on Company's behalf		112,590		112,590
Purchase of mineral rights and properties from related party, shares	135,000,000			135,000,000
Purchase of mineral rights and properties from related party, value	135,000	18,765,000		18,900,000
Net loss for the period			(19,010,910)	(19,010,910)
Ending Balance, amount at Dec. 31, 2011	298,645	132,189,630	(132,475,916)	12,359
Ending Balance, shares at Dec. 31, 2011	298,644,500			298,644,500
Net loss for the period			(17,254)
Ending Balance, amount at Mar. 31, 2012	298,645	132,189,630	(132,493,170)
Ending Balance, shares at Mar. 31, 2012	298,644,500
Beginning Balance, amount at Dec. 31, 2011			(132,475,916)	12,359
Beginning Balance, shares at Dec. 31, 2011				298,644,500
Net loss for the period			(16,205,044)	(16,205,044)
Ending Balance, amount at Jun. 30, 2012	$ 298,645	$ 132,189,630	$ (148,698,214)	$ (39,113)
Ending Balance, shares at Jun. 30, 2012	298,644,500			298,644,500

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		73 Months Ended	79 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,205,044)	$ (69,188)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,698,214)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger				2,645	2,645	2,645
Impairment of Handcamp estimated value				112,700,000	112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	16,100,000		18,900,000		18,900,000	35,000,000
Changes in operating assets and liabilities:
Security deposits			4,700	(10,750)	(6,050)	(6,050)
Outstanding checks in excess of bank balance		(71)	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(105,044)	(69,259)	(106,281)	(736,090)	(879,321)	(1,001,619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	122,126	69,259	112,590	736,090	885,630	1,025,010
NET CASH PROVIDED BY FINANCING ACTIVITIES	122,126	69,259	112,590	736,090	885,630	1,025,010
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17,082		6,309		6,309	23,391
CASH AND CASH EQUIVALENTS BEGINNING OF THE YEAR	6,309
CASH AND CASH EQUIVALENTS END OF THE YEAR	23,391		6,309		6,309	23,391
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares				112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares			$ 18,900,000		$ 18,900,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Kat Gold Holdings Corp. (the “Company”) was incorporated in the State of Nevada on June 6, 2007.  Following its acquisition of Handcamp on June 4, 2010, a gold property located in the Province of Newfoundland and Labrador, Canada (“Handcamp”), the Company changed its business model to that of a mineral acquisition, exploration and development company focused primarily on gold properties.  On August 26, 2010, the Company’s name was changed from Bella Viaggio, Inc. to Kat Gold Holdings Corp.  As of this annual report, the Company has not generated any revenues but has incurred expenses related to the drilling and exploration of Handcamp. The Company has commenced exploratory drilling operations on the Handcamp property and sent core samples obtained for analysis.  The Company is currently awaiting the results of these core samples.

The Company has not yet earned any revenue from operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Financial Accounting Standards Board Statement ASC 915 (“FASB ASC 915”). Among the disclosures required by FASB ASC 915 are that the Company’s financial statements be identified as those of a development stage operation, and that the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a December 31 fiscal year end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Comprehensive Income (Loss) The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. There were no items of comprehensive income (loss) applicable to the Company during the period covered in the financial statements.

Long-Lived Assets - The Company evaluates the recoverability of its fixed assets and other assets in accordance with section 360-10-15 of the FASB Accounting Standards Codification for disclosures about Impairment or Disposal of Long-Lived Assets. Disclosure requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows. If so, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. The Company adopted the statement on inception. No impairments of these types of assets were recognized during the three and six months ended June 30, 2012 and 2011.

Risk and Uncertainties - The Company is subject to risks common to companies in the mining industry, including, but not limited to, litigation, development of new technological mining innovations and dependence on key personnel.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Income Taxes - Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of June 30, 2012, there have been no interest or penalties incurred on income taxes.

Fair Value of Financial Statements - The Company’s financial instruments consist of cash and security deposits. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of June 30, 2012 and 2011.

Recent Accounting Pronouncements - The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements will cause a material impact on its financial condition or the results of its operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In July 2010, the FASB amended the requirements for Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures as of the end of the reporting period are effective for the fiscal year ending December 31, 2010, while the disclosures about activity that occurs during a reporting period were effective for the first fiscal quarter of 2011. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In January 2010, the FASB issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value roll forward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Kat Gold Holdings Corp. (the “Company”) was incorporated in the State of Nevada on June 6, 2007.  Following its acquisition of Handcamp on June 4, 2010, a gold property located in the Province of Newfoundland and Labrador, Canada (“Handcamp”), the Company changed its business model to that of a mineral acquisition, exploration and development company focused primarily on gold properties.  On August 26, 2010, the Company’s name was changed from Bella Viaggio, Inc. to Kat Gold Holdings Corp.  As of this annual report, the Company has not generated any revenues but has incurred expenses related to the drilling and exploration of Handcamp. The Company has commenced exploratory drilling operations on the Handcamp property and sent core samples obtained for analysis.  The Company is currently awaiting the results of these core samples.

The Company has not yet earned any revenue from operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Financial Accounting Standards Board Statement ASC 915 (“FASB ASC 915”). Among the disclosures required by FASB ASC 915 are that the Company’s financial statements be identified as those of a development stage operation, and that the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a December 31 fiscal year end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Comprehensive Income (Loss) The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. There were no items of comprehensive income (loss) applicable to the Company during the period covered in the financial statements.

Long-Lived Assets - The Company evaluates the recoverability of its fixed assets and other assets in accordance with section 360-10-15 of the FASB Accounting Standards Codification for disclosures about Impairment or Disposal of Long-Lived Assets. Disclosure requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows. If so, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. The Company adopted the statement on inception. No impairments of these types of assets were recognized during the three months ended March 31, 2012 and 2011.

Risk and Uncertainties - The Company is subject to risks common to companies in the mining industry, including, but not limited to, litigation, development of new technological mining innovations and dependence on key personnel.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Income Taxes - Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of March 31, 2012, there have been no interest or penalties incurred on income taxes.

Fair Value of Financial Statements - The Company’s financial instruments consist of cash and security deposits. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of March 31, 2012 and 2011.

Recent Accounting Pronouncements - The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements will cause a material impact on its financial condition or the results of its operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In July 2010, the FASB amended the requirements for Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures as of the end of the reporting period are effective for the fiscal year ending December 31, 2010, while the disclosures about activity that occurs during a reporting period were effective for the first fiscal quarter of 2011. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In January 2010, the FASB issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value roll forward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

GOING CONCERN AND UNCERTAINTY	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
GOING CONCERN AND UNCERTAINTY:
GOING CONCERN AND UNCERTAINTY

NOTE 3  GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

NOTE 3 GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

DEVELOPMENT STAGE RISK	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
DEVELOPMENT STAGE RISK:
DEVELOPMENT STAGE RISK

NOTE 4  DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.

NOTE 4 DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.

MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY):
MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

NOTE 5  MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $112,700,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded.

NOTE 5 MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $112,700,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded.

MATERIAL CONTRACTS	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
MATERIAL CONTRACTS:
MATERIAL CONTRACTS

NOTE 6  MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.

NOTE 6 MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.

INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE:
INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

NOTE 7  INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

On April 20, 2012, the Company designated 2,500,000 shares of “Series A Convertible Preferred Stock” and made the rights and preferences of such series and the limitations or restrictions thereon as follows;

1.     Rank. The Series A Preferred shall, with respect to rights on liquidation, rank equivalent to all classes of the common stock of the Company.

2.     Dividends. The holders of the Series A Preferred shall not be entitled to receive any dividends on their shares of Series A Preferred.

3.     Conversion.  The holders of the Series A Preferred shall have optional conversion rights as follows:

(a)   Right to Convert.  Each share of Series A Preferred shall be convertible, at the option of the holder thereof, into one (1) fully paid and non-assessable share of Common Stock at any time from and after the date the Corporation’s net profits exceed $1,000,000.

4.     Voting Rights.  On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of a meeting), each holder of outstanding shares of Series A Preferred shall be entitled to cast twenty five (25) votes for each share of Series A Preferred held by such holder as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by other provisions of the Company’s Certificate of Incorporation, holders of Series A Preferred shall vote together with holders of Common Stock as a single class.

On April 18, 2012, the Company executed a Securities Purchase Agreement (the “Purchase Agreement”) with Global Gold Incorporated, a corporation organized under the laws of the Province of British Columbia (“Global Gold”), and the shareholders of Global Gold (the “Sellers”), pursuant to which the Company acquired all of the issued and outstanding shares of the capital stock of Global Gold. The consideration that the Company paid (the “Purchase Price”) to the Sellers was an aggregate of 161,000,000 common shares of its common stock, of which 118,263,158 such common shares payable to Thomas Brookes and Matthew Sullivan, the principals of Global Gold, were placed in escrow and will be released in accordance with the terms of an escrow agreement. Matthew Sullivan then became the Company’s Chief Financial Officer. The transfer agent has not yet processed the 161,000,000 common shares as of the date of this filing but the Company is legally bound to deliver them as they are considered as issued and outstanding for legal and accounting purposes.

The 161,000,000common shares were valued at $0.10 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $11,600,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded in the second quarter of 2012.

NOTE 7 INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

LOSS PER SHARE	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
LOSS PER SHARE:
LOSS PER SHARE

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three and six months ended June 30, 2012 as well as for the three and six months ended June 30, 2011.

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the three months ended March 31, 2012 as well as for the three months ended March 31, 2011.

COMMITMENTS AND CONTINGENCIES	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES:
COMMITMENTS AND CONTINGENCIES

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.

RELATED PARTY TRANSACTIONS	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
RELATED PARTY TRANSACTIONS:
RELATED PARTY TRANSACTIONS

NOTE 11 RELATED PARTY TRANSACTIONS

The Company has received support from a party related through common ownership and directorship. All of the expenses herein have been borne by this entity on behalf of the Company and the direct vendor payments are treated as capital contributions in the accompanying financial statements.

In 2011 and 2012, the Company received proceeds from common stock issued by the above mentioned related party and also made direct disbursements to such related party’s vendors as a conduit. At year end, all amounts were cleared up with the related party.

NOTE 11 RELATED PARTY TRANSACTIONS

The Company has received support from a party related through common ownership and directorship. All of the expenses herein have been borne by this entity on behalf of the Company and the direct vendor payments are treated as capital contributions in the accompanying financial statements.

In 2011 and 2012, the Company received proceeds from common stock issued by the above mentioned related party and also made direct disbursements to such related party’s vendors as a conduit. At year end, all amounts were cleared up with the related party.

SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENT:
SUBSEQUENT EVENT

NOTE 12 SUBSEQUENT EVENT

On April 18, 2012, the Company executed a Securities Purchase Agreement (the “Purchase Agreement”) with Global Gold Incorporated, a corporation organized under the laws of the Province of British Columbia (“Global Gold”), and the shareholders of Global Gold (the “Sellers”), pursuant to which the Company acquired all of the issued and outstanding shares of the capital stock of Global Gold. The consideration (the “Purchase Price”) paid by the Company to the Sellers was an aggregate of one hundred sixty-one million (161,000,000) shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), of which one hundred eighteen million two hundred sixty-three thousand one hundred fifty-eight (118,263,158) shares of Common Stock payable to Thomas Brookes (“Brookes”) and Matthew Sullivan (“Sullivan”) were placed in escrow and will be released in accordance with the terms of an Escrow Agreement, described below. The Purchase Agreement also provides that Brookes and Sullivan will be appointed to the Board of Directors of the Company, and that each of Kenneth Stead, Timothy Stead, Brookes and Sullivan will vote their shares of stock of the Company in favor of each other as directors so long as the parties maintain an ownership interest of at least five percent (5%) of the Company’s outstanding common stock and until the earlier of (i) eighteen (18) months from the date of the closing of the Global Gold transaction if the Company has not received revenues of at least One Million Dollars ($1,000,000) from the production of the Ekom Eya mine in Ghana; or (ii) three (3) years from the date of the closing.

On April 18, 2012, the Company entered into an Escrow Agreement with Brookes, Sullivan and Gracin & Marlow, LLP, as escrow agent (the “Escrow Agreement”), pursuant to which the parties agreed that one hundred eighteen million two hundred sixty-three thousand one hundred fifty-eight (118,263,158) shares of Common Stock (the “Escrowed Shares”) will be released to Brookes and Sullivan if and when the Company has received revenues of at least One Million Dollars ($1,000,000) from the production of the Ekom Eya mine in Ghana (the “Milestone”); provided, however, that if the Milestone is not achieved by the date that is two (2) years from the date of the Escrow Agreement, the escrow agent will release to the Company for cancellation all of the Escrowed Shares, unless otherwise agreed to by the Company and Brookes and Sullivan.

In connection with the Purchase Agreement, described below, the Company will issue to the Sellers one hundred sixty-one million (161,000,000) shares of Common Stock. These securities will be issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). The issuance will not involve any general solicitation or advertising by us. The Sellers acknowledged the existence of transfer restrictions applicable to the securities to be sold by us. Certificates representing the securities to be sold contain a legend stating the restrictions on transfer to which such securities are subject. Certain of the securities will also be issued to non-U.S residents and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Kenneth Stead Agreement, the Company will issue to Mr. Stead as a sign-on bonus four million five hundred thousand (4,500,000) shares of Common Stock. These securities will be issued solely to a non-U.S resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Kenneth Stead Employment Agreement, the Company will issue to Mr. Stead one million five hundred thousand (1,500,000) shares of Series A convertible preferred stock upon the closing of the Global Gold transaction. These securities will be issued solely to a non-U.S. resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

In connection with the Timothy Stead Employment Agreement, described below, the Company will issue to Mr. Stead six hundred twenty thousand (620,000) shares of Series A convertible preferred stock upon the closing of the Global Gold transaction. These securities will be issued solely to a non-U.S. resident and in reliance upon and pursuant to the exemptions from registration provided by Regulation S of the Securities Act.

On April 18, 2012, the Company entered into a three-year employment agreement with Kenneth Stead, its Chief Executive Officer and President (the “Kenneth Stead Agreement”). Pursuant to the Kenneth Stead Agreement, Mr. Stead will be entitled to an annual base salary of Two Hundred Forty Thousand Dollars ($240,000) and will be eligible for discretionary performance and transactional bonus payments. Additionally, Mr. Stead will be issued a sign-on bonus of four million five hundred thousand (4,500,000) shares of Common Stock and will be issued a bonus of one million five hundred thousand (1,500,000) shares of the Company's Series A convertible preferred stock upon the closing of the Global Gold transaction. Mr. Stead will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Kenneth Stead Agreement also includes confidentiality obligations and inventions assignments by Mr. Stead.

Effective April 18, 2012, Timothy Stead was appointed Chief Operating Officer of the Company. In connection with his appointment, Mr. Stead entered into a three-year employment agreement with the Company (the “Timothy Stead Agreement”). Pursuant to the Timothy Stead Agreement, Mr. Stead will be entitled to an annual base salary of One Hundred Forty-Four Thousand Dollars ($144,000) and will be eligible for discretionary performance and transactional bonus payments. Mr. Stead will be issued a bonus of six hundred twenty thousand (620,000) shares of the Company's Series A convertible preferred stock upon the closing of the Global Gold transaction. Mr. Stead will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Timothy Stead Agreement also includes confidentiality obligations and inventions assignments by Mr. Stead.

Thomas Brookes has been involved in the exploration and extraction of natural resources for more than thirty years. Past experience ranges from drilling for oil and natural gas in the Canadian High Arctic to many years prospecting for gold in Northwest British Columbia and the Yukon Territory. Prior to its acquisition by the Company, since June 2011 Mr. Brookes was the Chief Executive Officer of Global Gold, a mining exploration company that secured the operating rights to the Ekom Eya mining concession. From January 2000 through the present, Mr. Brookes has also served as the Chief Executive Officer of Virgin Gold, Inc., a business offering contracting and drilling services based in Inuvik, NWT.

In accordance with the terms of the Purchase Agreement, the Company entered into a three-year employment agreement with Mr. Brookes (the “Brookes Agreement”). Pursuant to the Brookes Agreement, Mr. Brookes will be entitled to an annual base salary of Two Hundred Forty Thousand Dollars ($240,000) and will be eligible for discretionary performance and transactional bonus payments. Mr. Brookes will also be entitled to receive as a bonus 10,000,000 shares of the Company’s common stock (subject to adjustment for stock splits and stock dividends) which shall be issued upon the Company’s receipt of at least One Million Dollars ($1,000,000) in revenues from the production of the Ekom Eya mine in Ghana. Mr. Brookes will also be eligible for a bonus of Fifty Thousand Dollars ($50,000) for each One Million Dollars ($1,000,000) in net profits that the Company receives from the production of the Ekom Eya mine in Ghana. The Brookes Agreement also includes confidentiality obligations and inventions assignments by Mr. Brookes.

The description of the Brookes Agreement does not purport to be complete and is qualified in its entirety by reference to the Brookes Agreement, which is attached as Exhibit 10.5 to this Current Report and incorporated herein by reference.

There are no family relationships between Mr. Brookes and any director, executive officer or person nominated or chosen by the Company to become as director or executive officer. Additionally, there have been no transactions involving Mr. Brookes that would require disclosure under Item 404(a) of Regulation S-K.

Pursuant to the Purchase Agreement, on the closing date, Matthew Sullivan was appointed Assistant Vice President of the Ekom Eya Mine Division of the Company and a member of the Company’s Board of Directors.

Matthew Sullivan has worked with a wide variety of well-established ventures and early stage companies in strategic and business operations with a focus on venture capital and business analysis. Mr. Sullivan was the Chief Financial Officer of Global Gold since June 2011 prior to being acquired by the Company. He has also been the principal of Sullivan & Associates Ltd., a financial consulting firm, since January 2000, and the Chief Operating Officer of Asana International, a global consumer health products company, since October 2011. From May 2007 through February 2012, Mr. Sullivan owned Vandenblumes Cleaning Ltd. and Whiterock Cleaning Inc., two businesses that offer residential and commercial cleaning services throughout Metro Vancouver.